PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
PRINCIPAL SUBSIDIARIES	PRINCIPAL SUBSIDIARIES
The following table lists the subsidiaries of Brookfield Renewable which significantly affect its financial position and results of operations as at December 31, 2021:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield BRP Canada Corp.	Ontario	100
Brookfield BRP Europe Holdings (Bermuda) Limited	Bermuda	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.70
TerraForm Power Parent, LLC(1)	New York	100
(1)Voting control held through voting agreements with Brookfield.